Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Changes In The Carrying Value Of Goodwill

Total
(Dollars in Thousands)
Balance as of December 31, 2016	$171,117
Adjustments	—
Balance as of December 31, 2017	171,117
Adjustments	—
Balance as of December 31, 2018	$171,117

Schedule Of Intangible Assets With Determinable Useful Lives By Major Category
The following table summarizes acquired intangible assets with determinable useful lives by major category which are included in "Other Assets" on our consolidated balance sheets:

	As of December 31, 2018			As of December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(Dollars in Thousands)
Trade name	$22,500	$(7,721)	$14,779	$22,500	$(5,512)	$16,988
Technology and know-how	55,300	(23,503)	31,797	55,300	(17,265)	38,035
Customer related intangible	64,500	(15,070)	49,430	64,500	(10,637)	53,863
Total finite-lived intangible assets	$142,300	$(46,294)	$96,006	$142,300	$(33,414)	$108,886